Restatement of Previously Issued Consolidated Financial Statements - Consolidated Statements of Equity (Deficit) (FY) (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Nov. 17, 2020	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Nov. 16, 2020	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Schedule of Error Corrections and Prior Period Adjustment Restatement [Line Items]
Effect of the Transaction and purchase of GCMH units		$ (142,849)
Deferred costs		(45,567)
Issuance of Class A common stock due to exercised warrants		12,314
Net income (loss)	$ (94,221)	(94,221)	$ 19,928	$ (10,326)	$ (3,050)	$ (83,202)	[1]	$ 59,998	$ 63,685
Net income (loss)		8,125	$ 8,089	$ 2,093	5,944
Member's Deficit-GCM, L.L.C.
Schedule of Error Corrections and Prior Period Adjustment Restatement [Line Items]
Effect of the Transaction and purchase of GCMH units		145
Net income (loss)					67			89	78
Additional Paid-in Capital
Schedule of Error Corrections and Prior Period Adjustment Restatement [Line Items]
Effect of the Transaction and purchase of GCMH units		(343,434)
Deferred costs		(9,878)
Issuance of Class A common stock due to exercised warrants		2,705
Retained Earnings
Schedule of Error Corrections and Prior Period Adjustment Restatement [Line Items]
Effect of the Transaction and purchase of GCMH units		(32,817)
Net income (loss)		4,049
Accumulated Other Comprehensive Income (Loss)
Schedule of Error Corrections and Prior Period Adjustment Restatement [Line Items]
Effect of the Transaction and purchase of GCMH units		8,970
Noncontrolling Interest in Subsidiaries
Schedule of Error Corrections and Prior Period Adjustment Restatement [Line Items]
Net income (loss)		7,744			3,873			13,221	24,486
Noncontrolling Interest in GCMH
Schedule of Error Corrections and Prior Period Adjustment Restatement [Line Items]
Effect of the Transaction and purchase of GCMH units		(141,905)
Deferred costs		(35,689)
Issuance of Class A common stock due to exercised warrants		9,609
Net income (loss)		(106,014)
Partners' Deficit
Schedule of Error Corrections and Prior Period Adjustment Restatement [Line Items]
Effect of the Transaction and purchase of GCMH units		366,192
Net income (loss)					$ (6,990)			$ 46,688	$ 39,121
As Previously Reported
Schedule of Error Corrections and Prior Period Adjustment Restatement [Line Items]
Effect of the Transaction and purchase of GCMH units		(111,638)
Deferred costs		(47,824)
Issuance of Class A common stock due to exercised warrants		10,581
Net income (loss)		(78,649)				(67,630)
Net income (loss)		8,125
As Previously Reported | Member's Deficit-GCM, L.L.C.
Schedule of Error Corrections and Prior Period Adjustment Restatement [Line Items]
Effect of the Transaction and purchase of GCMH units		145
As Previously Reported | Additional Paid-in Capital
Schedule of Error Corrections and Prior Period Adjustment Restatement [Line Items]
Effect of the Transaction and purchase of GCMH units		(342,945)
Deferred costs		(10,367)
Issuance of Class A common stock due to exercised warrants		2,298
As Previously Reported | Retained Earnings
Schedule of Error Corrections and Prior Period Adjustment Restatement [Line Items]
Effect of the Transaction and purchase of GCMH units		(26,541)
Net income (loss)		7,507
As Previously Reported | Accumulated Other Comprehensive Income (Loss)
Schedule of Error Corrections and Prior Period Adjustment Restatement [Line Items]
Effect of the Transaction and purchase of GCMH units		8,970
As Previously Reported | Noncontrolling Interest in Subsidiaries
Schedule of Error Corrections and Prior Period Adjustment Restatement [Line Items]
Net income (loss)		7,744
As Previously Reported | Noncontrolling Interest in GCMH
Schedule of Error Corrections and Prior Period Adjustment Restatement [Line Items]
Effect of the Transaction and purchase of GCMH units		(117,459)
Deferred costs		(37,457)
Issuance of Class A common stock due to exercised warrants		8,283
Net income (loss)		(93,900)
As Previously Reported | Partners' Deficit
Schedule of Error Corrections and Prior Period Adjustment Restatement [Line Items]
Effect of the Transaction and purchase of GCMH units		366,192
Restatement Impacts
Schedule of Error Corrections and Prior Period Adjustment Restatement [Line Items]
Effect of the Transaction and purchase of GCMH units		(31,211)
Deferred costs		2,257
Issuance of Class A common stock due to exercised warrants		1,733
Net income (loss)		(15,572)				$ (15,572)
Net income (loss)		0
Restatement Impacts | Member's Deficit-GCM, L.L.C.
Schedule of Error Corrections and Prior Period Adjustment Restatement [Line Items]
Effect of the Transaction and purchase of GCMH units		0
Restatement Impacts | Additional Paid-in Capital
Schedule of Error Corrections and Prior Period Adjustment Restatement [Line Items]
Effect of the Transaction and purchase of GCMH units		(489)
Deferred costs		489
Issuance of Class A common stock due to exercised warrants		407
Restatement Impacts | Retained Earnings
Schedule of Error Corrections and Prior Period Adjustment Restatement [Line Items]
Effect of the Transaction and purchase of GCMH units		(6,276)
Net income (loss)		(3,458)
Restatement Impacts | Accumulated Other Comprehensive Income (Loss)
Schedule of Error Corrections and Prior Period Adjustment Restatement [Line Items]
Effect of the Transaction and purchase of GCMH units		0
Restatement Impacts | Noncontrolling Interest in Subsidiaries
Schedule of Error Corrections and Prior Period Adjustment Restatement [Line Items]
Net income (loss)		0
Restatement Impacts | Noncontrolling Interest in GCMH
Schedule of Error Corrections and Prior Period Adjustment Restatement [Line Items]
Effect of the Transaction and purchase of GCMH units		(24,446)
Deferred costs		1,768
Issuance of Class A common stock due to exercised warrants		1,326
Net income (loss)		(12,114)
Restatement Impacts | Partners' Deficit
Schedule of Error Corrections and Prior Period Adjustment Restatement [Line Items]
Effect of the Transaction and purchase of GCMH units		$ 0

[1]	For discussion on the restatement adjustments, see Note 4.